Contract Liability	12 Months Ended
Oct. 31, 2022
Contract Liability [Abstract]
CONTRACT LIABILITY

NOTE 16 – CONTRACT LIABILITY

Contract liability comprised of the following:

	October 31, 2022	October 31, 2021
Customer deposit for car purchase	1,343,442	114,916
Total, net	1,343,442	114,916

Contract liability – related party See Note 11 for details.